Summary of Significant Accounting Policies - Equity Investments (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Impairment loss on equity investment	$ 0	$ 1,350,000
Total interest paid	$ 0	$ 1,350,000